Organization and Principal Activities - Schedule of Consolidated Statements of Operations and Comprehensive loss (Details) - Variable Interest Entities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Operations and Comprehensive loss [Line Items]
Net revenue	$ 18,315,230	$ 71,030,671	$ 59,165,258
Net loss	$ (85,741,785)	$ (4,260,015)	$ (24,030,102)